SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                        Pre-Effective Amendment No. __      [ ]

                       Post-Effective Amendment No. 7       [X]

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                               Amendment No. 8              [X]

                        (Check appropriate box or boxes)


                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

          1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622
          ------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (252) 972-9922
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                              Jeffrey Skinner, Esq.
                             Kilpatrick Stockton LLP
                          3737 Glenwood Ave., Suite 400
                                Raleigh, NC 27612


Approximate Date of Proposed Public Offering:  As soon as practicable after the Effective Date of this
                                               Registration Statement
                                               --------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

       [X] immediately upon filing pursuant to paragraph (b);
       [ ] on ________ (date) pursuant to paragraph (b);
       [ ] 60 days after filing pursuant to paragraph (a)(1);
       [ ] on ________ (date) pursuant to paragraph (a)(1);
       [ ] 75 days after filing pursuant to paragraph (a)(2); or
       [ ] on ________ (date) pursuant to paragraph (a)(2), of rule 485.

                              PMFM INVESTMENT TRUST
________________________________________________________________________________

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                       PMFM CORE ADVANTAGE PORTFOLIO TRUST
                   PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST

                                 INVESTOR CLASS
________________________________________________________________________________

                                   SUPPLEMENT
 To the Prospectus and Statement of Additional Information dated March 10, 2005

                               Dated June 23, 2005


         This Supplement to the Prospectus ("Prospectus") and Statement of Additional Information ("SAI") dated March 10, 2005 for the Investor Class of the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust, the PMFM Tactical Opportunities Portfolio Trust and the PMFM Core Advantage Portfolio Trust (individually a "Fund" and collectively "Funds"), each a series of the PMFM Investment Trust ("Trust"), amends the Prospectus and the SAI to revise the information therein as described below.

         The Prospectus for the Funds and the SAI are hereby incorporated into this Registration Statement by reference. For further information, please contact the Funds toll-free at 1-866-383-PMFM (1-866-383-7636). You may also obtain additional copies of the Funds' Prospectus and SAI, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

         The following amendments to the Prospectus are made by this Supplement:

o References to the Core Advantage Fund as a "new" fund in the Prospectus are hereby modified to state that the Core Advantage Fund is the successor by merger to the MurphyMorris ETF Fund, which began operations January 27, 2004.

o The following paragraph on page 22 of the Prospectus, under the section entitled "Purchasing Shares" is hereby amended and replaced in its entirely to read as follows:

     "Core Advantage Fund. The Core Advantage Fund completed the proposed reorganization of the MurphyMorris ETF Fund, a former series of the MurphyMorris Investment Trust, with and into the Fund ("Merger"). The closing of the Merger occurred on June 1, 2005. As a result of the Merger, the Core Advantage Fund is the surviving fund and successor to the MurphyMorris ETF Fund. The Core Advantage Fund is now open to investors."

o The second paragraph under the section entitled "Financial Highlights" on page 27 of the Prospectus is revised to read as follows:

     "Because the Tactical Opportunities Fund is a new fund, there is no financial or performance information included in the prospectus for that Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at the toll-free number listed above."

o The Financial Highlights table that appears on page 18 of the prospectus for the MurphyMorris ETF Fund is hereby incorporated by reference into this Prospectus from the Registration Statement on Form N-1A Post-Effective Amendment No. 1 for the MurphyMorris Investment Trust filed September 28, 2004 (File No. 333-109678).

o The first full paragraph on the back of the Prospectus is hereby deleted in its entirety and replaced by the following:

     "Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this Prospectus. Additional financial and related information about the Funds is available in the Funds' Semi-annual Report filed February 8, 2005 (File No. 333-103714) and, for the Core Advantage Fund (formerly the MurphyMorris ETF Fund), the MurphyMorris ETF Fund's Semi-annual Report filed February 7, 2005 (File No. 333-109678), each of which is also incorporated by reference into this Prospectus. Additional information about the Funds' investments (including, without limitation, a discussion of market conditions and investment strategies that significantly affected the applicable Fund's or Funds' performance during its last fiscal year) will also be available in the Funds' Annual Report and, for the Core Advantage Fund (formerly the MurphyMorris ETF Fund), the MurphyMorris ETF Fund's Annual Report."

         The following adjustments to the SAI are made by this Supplement:

o References to the Core Advantage Fund as a "new" fund in the SAI are hereby modified to state that the Core Advantage Fund is the successor by merger to the MurphyMorris ETF Fund, which began operations January 27, 2004.

o The paragraph on page 32 of the SAI, under the section entitled "Financial Statement", is hereby modified and replaced in its entirety to read as follows:

     "The audited financial statements for the fiscal year ended May 31, 2004, including the financial highlights appearing in the Annual Report to shareholders, for the Tactical Preservation Fund and the Managed Fund are incorporated by reference and made a part of this document. The audited financial statements for the fiscal year ended May 31, 2004 for the MurphyMorris Fund as set forth in such fund's Form N-CSR filing August 6, 2004 (File No. 333-109678), are hereby incorporated by reference into this SAI and made a part of this document with respect to the Core Advantage Fund (successor by merger to the MurphyMorris Fund). Because the Tactical Opportunities Fund is a new fund, there are no financial statements to be presented here for that Fund. Once they become available, you may request a copy by calling or writing the Fund."




                               PROSPECTUS AND SAI

As noted above, the Prospectus of the Funds and the SAI of the Funds, each dated March 10, 2005, are hereby incorporated by reference in their entirety from the Registration Statement on Form N-1A Post-Effective Amendment No. 6 for the PMFM Investment Trust that became effective on March 10, 2005 (File No. 333-103714). The Prospectus and the SAI are hereby amended as set forth above.

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

     (a) Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for the PMFM Investment Trust ("Registrant").^2

     (b) By-Laws for the Registrant.^1

     (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

     (d)(1) Investment Advisory Agreement between the Registrant and PMFM, Inc. ("Advisor"), as advisor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (d)(2) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

     (d)(3) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Tactical Opportunities Portfolio Trust.^8

     (d)(4) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Core Advantage Portfolio Trust.

     (e)(1) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (e)(2) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

     (e)(3) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Tactical Opportunities Portfolio Trust.^7

     (e)(4) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Core Advantage Portfolio Trust.

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(2) First Amendment to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).


     (g)(3) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(4) Second Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(5) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(6) Fourth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(7) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^3

     (g)(8) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^5

     (g)(9) Seventh Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^6

     (g)(10) Eighth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

     (g)(11) Ninth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

     (g)(12) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. ("Custodian"), as custodian for the Registrant.^2

     (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company ("Administrator"), as administrator for the Registrant.^2

     (h)(2) First Amendment to the Fund Accounting and Compliance Administration Agreement between the Registrant and the Administrator.^3

     (h)(3)   Second   Amendment   to  the  Fund   Accounting   and   Compliance
Administration Agreement between the Registrant and the Administrator.^7

     (h)(4) Third Amendment to the Fund Accounting and Compliance Administration Agreement between the Registrant and the Administrator.

     (h)(5) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC ("Transfer Agent"), as transfer agent for the Registrant.^2

     (h)(6) First Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.^3

     (h)(7) Second Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.^7

     (h)(8) Third Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.

     (h)(9) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (h)(10) First Amendment to Expense Limitation Agreement between Registrant and the Advisor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^6

     (h)(11) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

     (h)(12) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Tactical Opportunities Portfolio Trust.^7

     (h)(13) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Core Advantage Portfolio Trust.

     (i) Opinion of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Registrant.^2

     (j) Consent of Deloitte & Touche, LLP, independent public accounting firm.

     (k) Balance Sheet of the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust) dated June 6, 2003.^2

     (l) Initial Subscription Agreement for the Registrant.^2

     (m)(1) Distribution Plan under Rule 12b-1 for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (m)(2) Amended and Restated Distribution Plan under Rule 12b-1 for PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^6

     (m)(3) Distribution Plan under Rule 12b-1 for the PMFM Moderate Portfolio Trust.^3

     (m)(4) Amended and Restated Plan under Rule 12b-1 for the PMFM Moderate Portfolio Trust.^6

     (m)(5) Plan under Rule 12b-1 for the PMFM Tactical Opportunities Portfolio Trust.^7

     (m)(6) Plan under Rule 12b-1 for the PMFM Core Advantage Portfolio Trust.^8

     (n)(1) Rule 18f-3 Multi-Class Plan.^3

     (n)(2) Amended and Restated Rule 18f-3 Multi-Class Plan.^6

     (o) Reserved.

     (p)(1) Amended and Restated Code of Ethics for the Registrant.

     (p)(2) Revised Code of Ethics for the Advisor.

     (q) Copy of Powers of Attorney.

--------------------------

^1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 10, 2003 (File No. 333-103714).
^2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed June 27, 2003 (File No. 333-103714).
^3 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed December 11, 2003 (File No. 333-103714).
^4 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 2 filed March 2, 2004 (File No. 333-103714).
^5 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 3 filed April1, 2004 (File No. 333-103714).
^6 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 4 filed July 20, 2004 (File No. 333-103714).
^7 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 5 filed September 27, 2004 (File No. 333-103714).
^8 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 6 filed December 22, 2004 (File No. 333-103714).


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

     Under  Delaware  statutes,  Section  3817  of  the  Treatment  of  Delaware
Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

     Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

     Article VII. Section 3. Indemnification.

          (a) Subject to the exceptions and limitations  contained in Subsection
     (b) below:

               (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

               (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

          (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     In addition, the Registrant has entered into an Investment Advisory Agreements with its Advisor and Distribution Agreements with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that that the Securities and Exchange Commission has expressed its opinion that indemnification for liabilities under the 1933 Act is against public policy as expressed in the 1933 Act, so indemnification for 1933 Act liabilities may be unenforceable.


ITEM 25. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

     The description of the Advisor is found under the caption of "Management of the Fund - Investment Advisor" in the Prospectuses and under the caption "Management and Other Service Providers - Investment Advisor" in the Statement of Additional Information of the Registrant constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor provides investment advisory services to other persons or entities other than the Registrant. The directors and officers of the Advisor have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures (other than those resulting from their roles as officers and directors of the Advisor or its affiliates).

     The Advisor's President and Portfolio Manager, Donald Beasley, and the Advisor's Treasurer, Secretary and Portfolio Manager, Timothy A. Chapman, are also co-founders, directors, principal executive officers and co-owners of MurphyMorris Money Management Co., a registered investment advisor and affiliate of the Advisor that provides investment advisory services to individuals and entities, including the former MurphyMorris ETF Fund, a series of the MurphyMorris Investment Trust. Mr. Chapman also serves as Vice President of the MurphyMorris Investment Trust. Both Mr. Chapman and Mr. Beasley are members of the portfolio management team managing the MurphyMorris ETF Fund. The Advisor licenses certain research software to MurphyMorris Money Management Co. The address for MurphyMorris Money Management Co. and the MurphyMorris Investment Trust is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622.


ITEM 27. Principal Underwriter
         ---------------------

     (a) Capital Investment Group, Inc. is underwriter and distributor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust), PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust), PMFM Tactical Opportunities Portfolio Trust, PMFM Core
Advantage Portfolio Trust (formerly known as the MurphyMorris ETF Fund), The Turnaround Fund^TM, CM Advisers Fund, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, Tilson Focus Fund, Tilson Dividend Fund, and The Piedmont Select Value Fund.

     (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, North Carolina 27622, (919) 831-2370.

            (1)                         (2)                        (3)
                               Position and Offices       Positions and Offices
           Name                  With Underwriter            with Registrant
           ----                  ----------------            ---------------

Richard K. Bryant                    President                     None

E.O. Edgerton, Jr.                Vice President                   None

Con T. McDonald               Assistant Vice-President             None

W. Harold Eddins, Jr.         Assistant Vice-President             None

William B. Portwood             Compliance Director                None

     (c) Not applicable.


ITEM 28. Location of Accounts and Records
         --------------------------------

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at the office of its investment advisor (PMFM, Inc.) and its principal executive offices at 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622, transfer agent (North Carolina Shareholder Services, LLC, d/b/a NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or administrator (The Nottingham Management Company, d/b/a The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069), except for those records that may be maintained pursuant to Rule 31a-3 at the offices of
Registrant's custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109).


ITEM 29. Management Services
         -------------------

     None.


ITEM 30. Undertakings
         ------------

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the
Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 23rd day of June, 2005.


                                        PMFM INVESTMENT TRUST

                                        By:   /s/ Julian G. Winters
                                              --------------------------------
                                              Julian G. Winters, Secretary



     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                 *                                            June 23, 2005
---------------------------------                             -----------------
James M. Baker, Trustee                                       Date


                 *                                            June 23, 2005
---------------------------------                             -----------------
Donald L. Beasley, Trustee,                                   Date
Chairman and Treasurer

                 *                                            June 23, 2005
---------------------------------                             -----------------
Timothy A. Chapman, President                                 Date


                 *                                            June 23, 2005
---------------------------------                             -----------------
Norman A. McLean, Trustee                                     Date



/s/ Tracey L. Hendricks                                       June 23, 2005
---------------------------------                             -----------------
Tracey L. Hendricks, Assistant Secretary                      Date
and Assistant Treasurer


* By: /s/ Julian G. Winters                                   June 23, 2005
      ---------------------------------                       -----------------
       Julian G. Winters, Attorney-in-Fact and Secretary      Date